CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Loss	Total Company's Shareholders' Equity	Non-controlling Interests	Total
Balance at Dec. 31, 2023	$ 87,126	$ 1,522,447	$ (870,869)	$ (8,163)	$ 730,541	$ 12,846	$ 743,387
Balance (in shares) at Dec. 31, 2023	871,256
Net income			25,801		25,801	364	26,165
Issuances in relation to share option exercises	$ 10	218			228		228
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	103
Share-based compensation - Share options		1,429			1,429	3	1,432
Share-based compensation - Long-term incentive plan ("LTIP")		19,520			19,520	(60)	19,460
Share-based compensation		20,949			20,949	(57)	20,892
LTIP-treasury shares acquired and held by Trustee		(36,064)			(36,064)		(36,064)
Dividend declared to a non-controlling shareholder of a subsidiary						(1,000)	(1,000)
Foreign currency translation adjustments				(1,371)	(1,371)	(219)	(1,590)
Balance at Jun. 30, 2024	$ 87,136	1,507,550	(845,068)	(9,534)	740,084	11,934	752,018
Balance (in shares) at Jun. 30, 2024	871,359
Balance at Dec. 31, 2023	$ 87,126	1,522,447	(870,869)	(8,163)	730,541	12,846	743,387
Balance (in shares) at Dec. 31, 2023	871,256
Balance at Dec. 31, 2024	$ 87,160	1,517,526	(833,172)	(11,585)	759,929	11,924	771,853
Balance (in shares) at Dec. 31, 2024	871,601
Net income			454,954		454,954	601	455,555
Issuances in relation to share option exercises	$ 51	1,049			1,100		1,100
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	510
Share-based compensation - Share options		1,549			1,549	3	1,552
Share-based compensation - Long-term incentive plan ("LTIP")		7,811			7,811	1	7,812
Share-based compensation		9,360			9,360	4	9,364
Divestment of an equity investee (Note 16)		(2,374)		5,107	2,733		2,733
Transfer between reserves		2,101	(2,101)
Foreign currency translation adjustments				988	988	330	1,318
Balance at Jun. 30, 2025	$ 87,211	$ 1,527,662	$ (380,319)	$ (5,490)	$ 1,229,064	$ 12,859	$ 1,241,923
Balance (in shares) at Jun. 30, 2025	872,111